Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020	Apr. 16, 2021
Significant Accounting Policies [Line Items]
Amounts receivable from credit card issuers	$ 2,000	$ 1,800
Accounts receivable periods	30 days
Amortization method of intangible assets	trademarks and tradenames, which are amortized using the straight-line method over a period of 15 to 20 years.
Intangible assets	$ 7,000	5,900
Accumulated amortization of intangible assets	1,000	1,000
Asset impairment charges	0	0	$ 300
Reimbursement of advertising cost	1,000	700	1,100
Advertising and marketing expense	8,800	6,500	7,500
Accounts receivable, related parties	1,543	$ 0	$ 0
RMBG Retail Vancouver ULC [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage				49.00%
Accounts receivable, related parties	$ 1,500
FWI LLC [Member] | RMBG Retail Vancouver ULC [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage				51.00%
Equity Option [Member]
Significant Accounting Policies [Line Items]
Outstanding			704,818
Warrant [Member]
Significant Accounting Policies [Line Items]
Outstanding	10,932	10,932	382,693
Cost of Goods Sold [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)	$ 200	$ (1,600)	$ (1,200)
Interest and Other Financial Costs [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)	$ 100	$ (1,300)	$ (500)
Maximum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	90 days
Consumer credit receivable charges	9.99%
Minimum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	10 days
Consumer credit receivable charges	0.00%